Events after the reporting period	6 Months Ended
Jun. 30, 2024
Events after the reporting period
Events after the reporting period

18.Events after the reporting period

On September 16, 2024, the Company held its annual general meeting of shareholders (“AGM”) approving a proposal to increase the authorized share capital and number of authorized shares of the Company from (a) $60,000, divided into 500,000,000 ordinary shares of a par value of $0.0001 each and 100,000,000 preferred shares of a par value of $0.0001 each, to (b) $110,000 divided into 1,000,000,000 ordinary shares of par value of $0.0001 each and 100,000,000 preferred shares of a par value of $0.0001 each.

The shareholders also approved a proposal for a reverse share split and consolidation of the Company’s ordinary shares and on September 16, 2024 the Company authorized the implementation of the reverse share split effective at a ratio of 1-for-10 with an effective date of September 20, 2024.

Also on September 16, 2024, the Company appointed Vincent Casey as a member of the Board of Directors.